Equity Method Based Investees (Tables) (Frontline [Member])	12 Months Ended
Dec. 31, 2014
Frontline [Member]
Summarized Financial Information, Balance Sheet Data

Summarized financial information for Frontline is presented below:

	December 31
	2014	2013
	$ in thousands
(i) Balance sheet data:
Assets:
Current assets	11,445	12,354
Non Current assets	1,888	2,084

Total assets	13,333	14,438

Liabilities:
Current liabilities	1,663	2,767
Non Current liabilities	2,192	2,276

Total liabilities	3,855	5,043

Summarized Financial Information, Operating Results Data
	Year ended December 31
	2014	2013	2012
	$ in thousands
(ii) Operating results data:
Total revenues	28,776	27,210	28,246
Gross profit	20,688	19,565	23,893
Net income	11,538	11,106	13,528

Summarized Financial Information, Related Parties
(iii) Other:

	Year ended December 31
	2014	2013	2012
	$ in thousands
Related parties transactions included in:
Cost of products sold	682	852	802
Selling, general and administrative expenses	3,310	3,127	1,800

	December 31
	2014	2013
	$ in thousands
Balances with related parties (included in trade payables)	5,345	6,408